CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents (Notes 2, 4 and 23)	$ 70,574	$ 117,148
Trade receivables (Notes 2, 5, 17 and 23)	18,688	16,977
Inventories (Notes 2 and 6)	28,876	44,972
Other assets, current (Notes 2, 7 and 23)	12,762	23,727
Total current assets	130,900	202,824
NON-CURRENT ASSETS
Property, plant and equipment (Notes 2 and 9)	419,965	438,255
Right-of-use assets (Notes 2 and 10)	26,903	35,303
Investments accounted for using equity method (Notes 2 and 8)	16,379	16,117
Other assets, non-current (Notes 2, 7 and 23)	7,422	7,928
Total non-current assets	470,669	497,603
Total assets	601,569	700,427
CURRENT LIABILITIES
Borrowings, current (Notes 2, 11 and 23)	83,361	103,018
Financial liabilities at fair value through profit or loss (Notes 2, 12 and 23)	264	2,654
Notes and trade payables (Notes 2, 13 and 23)	12,691	29,351
Contract liabilities (Notes 2 and 17)	9,766	11,869
Lease liabilities, current (Notes 2, 10 and 23)	10,025	9,446
Financial liabilities at amortized cost, current (Note 16)	10,000	24,586
Provisions, current (Notes 2 and 15)	4,306	4,240
Other liabilities, current (Notes 2, 14 and 23)	41,524	40,465
Total current liabilities	171,937	225,629
NON-CURRENT LIABILITIES
Borrowings, non-current (Notes 2, 11 and 23)	277,596	253,750
Financial liabilities at amortized cost, non-current (Note 16)	15,000	0
Contract liabilities, non-current (Notes 2 and 17)	2,242	4,706
Lease liabilities, non-current (Notes 2, 10 and 23)	17,283	26,966
Provisions, non-current (Notes 2 and 15)	951	1,419
Other liabilities, non-current (Notes 2, 14 and 23)	8,320	11,417
Total non-current liabilities	321,392	298,258
Total liabilities	493,329	523,887
EQUITY (Notes 2 and 16)
Share capital	29	29
Reserves	108,211	176,511
Total equity	108,240	176,540
Total liabilities and equity	$ 601,569	$ 700,427